Condensed Financial Information of the Parent Company (Unaudited)	6 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company (Unaudited) [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (UNAUDITED)

NOTE 25 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (UNAUDITED)

The following is the condensed financial information of the Company on a parent company only basis.

	As of March 31,	As of September 30,
	2024	2023

ASSETS
Cash and cash equivalents	$4,598	$10,336
Prepayments, deposits and other current assets	9,291,400	8,272,000
Investment in subsidiaries	13,340,885	13,340,885
Total assets	$22,636,883	$21,623,211

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible notes	511,030	-
Accrued expenses and other current liabilities	24,625	55,000
Total liabilities	$535,655	$55,000

SHAREHOLDERS’ EQUITY
Class A ordinary share, $0.0001 par value, 4,991,000,000 shares authorized, 14,806,250 and 14,006,250 ordinary shares issued and outstanding as of March 31, 2024 and September 30, 2023	1,481	1,401
Class B ordinary share, $0.0001 par value, 8,000,000 shares authorized, 2,000,000 and 0 ordinary shares issued and outstanding as of March 31, 2024 and September 30, 2023	200	-
Preference share, $0.0001 per value, 1,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2024 and September 30, 2023	-	-
Additional paid-in capital	24,235,939	23,256,219
Retained earnings	(2,136,392)	(1,689,399)
Accumulated other comprehensive loss	-	-
Total equity of the Company’s shareholders	22,101,228	21,568,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$22,636,883	$21,623,221

	For the six months ended
	March 31,
	2024	2023

Operating expenses:
General and administrative expenses	$(424,073)	$(329,931)
Bank charges and others	(22,290)	-
Total operating expenses	(446,993)	(329,931)

Other non-business income
Net loss	$(446,993)	$(329,931)
Other comprehensive loss:

Total comprehensive loss	$(446,993)	$(329,931)

	For the six months ended
	March 31,
	2024	2023

Cash Flows from Operating Activities:
Net loss	$(446,993)	$(329,931)
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(1,019,400)	325,000
Accrued expenses and current liabilities	(19,345)	-
Net cash used in operating activities	(1,485,738)	(4,931)

Cash Flows from Investing Activities:
Long-term investment	-	-
Net cash used in investing activities	-	-

Cash Flows from Financing Activities:
Net proceeds from private placement	980,000	-
Payments to related parties	-	-
Convertible notes	500,000	-

Net cash provided by financing activities	1,480,000	-

Effect of changes in currency exchange rates	-	-

Net decrease in cash and cash equivalents	(5,738)	(4,931)
Cash, cash equivalents and restricted cash at the beginning of year	10,336	17,673
Cash and cash equivalents and restricted cash at the end of year	$4,598	$12,742

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the cost method to account for investment in its subsidiaries.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Shareholders’ Equity

The Company is authorized to issue 4,991,000,000 Class A ordinary shares of a par value of US$0.0001 each, 8,000,000 Class B ordinary shares of a par value of US$0.0001 each and 1,000,000 preference shares of a par value of US$0.0001 each. There are currently 16,806,250 issued and outstanding ordinary shares, including 14,806,250 Class A ordinary shares and 2,000,000 Class B ordinary shares. Mr. Tao Ling holds 12.89% of the Class A ordinary shares and 100% of the Class B ordinary shares through his wholly owned holding company, while Mr. Xiaohong Yin holds 6.5% of the Class A ordinary shares through his wholly owned holding company.

Share Surrender

In December 2020, an aggregate of 27,175,000 ordinary shares were surrendered by all our shareholders for no consideration and were then cancelled which in nature is a stock reverse split. As a result, the number of issued and outstanding ordinary shares decreased from 37,300,000 shares to 10,125,000 shares. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.

Initial Public Offering

On April 29, 2022, the Company consummated its initial public offering of 3,881,250 ordinary shares, par value $0.0001 per share, including 506,250 additional ordinary shares issued pursuant to the full exercise of the underwriters’ over-allotment option, at a price of $4.00 per share, generating gross proceeds to the Company of $15,525,000 before deducting underwriting discounts and commissions and offering expenses. The offering was conducted on a firm commitment basis. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $12,409,022 (with $388 in par value and $12,408,634 in additional paid-in capital) net proceeds from its initial public offering.

Private placement

On January 31, 2024, OST entered into a Subscription Agreement for a private placement with MIDEA INTERNATIONAL CO., LIMITED. Pursuant to the Subscription Agreement, OST has agreed to issue and sell to the Purchaser 2,800,000 unregistered ordinary shares of the OST, at a purchase price equivalent to US$0.35 per share. OST will receive US$ 980,000 in proceeds from the Private Placement of these unregistered Ordinary Shares.

On March 28, 2024, according to the resolution of the shareholders’ meeting, the company issued 2 million Class B ordinary shares to SHYD Investment Management Limited at an issuance price of $0.0001 per share. No Dividends or other distributions shall be payable on the Class B Ordinary Shares.